OTHER LONG TERM ASSETS - Additional Information (Details) $ in Thousands	1 Months Ended
	Apr. 30, 2015 vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Number of vessels sold and leased back | vessel	8
Total minimum lease period	13 years
Capitalized project costs | $		$ 8,267	$ 4,932